RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2020	May 31, 2020
Disclosure of transactions between related parties [line items]
Management services	$ 865,052	$ 880,556
Due to directors and management for remuneration and expense reimbursements	451,105	452,658
Amounts due from directors and management related to the payment of withholding amounts	36,605
CFO [Member]
Disclosure of transactions between related parties [line items]
Management services	77,698	133,415
Nova Royalty Corp [Member]
Disclosure of transactions between related parties [line items]
Due to directors and management for remuneration and expense reimbursements	$ 2,274